The U.S. Treasury Money Fund of America
          333 South Hope Street, Los Angeles, California  90071
                            (213) 486-9200

                                           December 2, 1998

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

Re:  The U.S. Treasury Money Fund of America
     File Nos. 33-38475 and 811-6235

Gentlemen:

      Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 11/25/98 of Registrant's Post-Effective Amendment No. 13 under The Securities Act of 1933 and Amendment No. 14 under The Investment Company Act of 1940.


                                           Sincerely,
                                           Julie F. Williams
                                           Secretary

Enclosures

cc: Mr. Frank Dalton
    Mr. Bric Barrientos
    (Division of Investment Management)